Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2014
Streamlining Actions
Restructuring Cost and Reserve [Line Items]
Activity in Restructuring Reserve
The following table presents the activity in the reserve through Dec. 31, 2014.

Streamlining actions 2014 – restructuring reserve activity
(in millions)	Total
Original restructuring charge	$125
Net additional charges	59
Utilization	(92)
Balance at Dec. 31, 2014	$92

Restructuring Charges by Business Segment
The table below presents the restructuring charge if it had been allocated by business.

Streamlining actions 2014 – restructuring charge by business (in millions)	2014
Investment Management	$23
Investment Services	83
Other segment (including Business Partners)	78
Total restructuring charge (recovery)	$184

Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Activity in Restructuring Reserve
The following table presents the activity in the restructuring reserve related to the Operational Excellence Initiatives through Dec. 31, 2014.

Operational Excellence Initiatives 2011 – restructuring reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Net additional charges (net recovery/gain)	55	(57)	(2)
Utilization	(41)	28	(13)
Balance at Dec. 31, 2012	92	—	92
Net additional charge	45	—	45
Utilization	(57)	—	(57)
Balance at Dec. 31, 2013	80	—	80
Net additional charge (recovery)	(7)	—	(7)
Utilization	(45)	—	(45)
Balance at Dec. 31, 2014	$28	$—	$28

Restructuring Charges by Business Segment
The table below presents the restructuring charge if it had been allocated by business.

Operational Excellence Initiatives 2011 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2014	2013	2012
Investment Management	$(1)	$4	$31	$51
Investment Services	(1)	25	19	84
Other segment (including Business Partners)	(5)	16	(52)	8
Total restructuring charge (recovery)	$(7)	$45	$(2)	$143